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                             UNITED STATES                     OMB APPROVAL
                   SECURITIES AND EXCHANGE COMMISSION      OMB Number: 3235-0456
                         Washington, D.C. 20549          -----------------------
                                                         Expires:August 31, 2000
                                                         Estimated average
                                                         burden hours per
                                                         response..............1
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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    1.   Name and address of issuer:

         NEUBERGER & BERMAN EQUITY TRUST
         605 THIRD AVENUE, 2ND FLOOR
         NEW YORK, NY 10158-0180

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    2.   The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                          X

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    3.   Investment Company Act File Number:  811-7784

         Securities Act File Number:  33-64368

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    4(a).   Last day of fiscal year for which this Form is filed:  AUGUST 31

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    4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE. NA

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    4(c)   Check box if this is the last time the issuer will be filing this
           Form.  NA

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


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     5.   Calculation of registration fee:

        (i)  Aggregate sale price of
             securities sold during the
             fiscal year pursuant to
             section 24(f):                                      $ 1,577,586,705
                                                                 ---------------

        (ii) Aggregate price of
             securities redeemed or
             repurchased during the
             fiscal year:                        $624,781,212
                                                 ------------

        (iii) Aggregate price of
             securities redeemed or
             repurchased during any
             prior fiscal year ending no
             earlier than October 1,
             1995 that were not
             previously used to reduce
             registration fees payable
             to the Commission:                  $ - 0 -
                                                 -------

        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii)]:                       $   624,781,212
                                                                 ---------------

        (v)  Net sales - if item 5(i) is
             greater than Item 5(iv)
             [subtract item 5(iv) from
             Item 5(i)]:                                         $   952,805,493
                                                                 ---------------

    -------------------------------------------------------
        (vi) Redemption credits
             available for use in future
             years  -- if Item 5(i) is
             less than Item 5(iv)
             [subtract Item 5(iv) from
             Item 5(i)]:                         $(- 0 -)
                                                 --------
    -------------------------------------------------------

       (vii) Multiplier for determining
             registration fee (See
             Instruction C.9):                                   x 1/3300
                                                                 --------

      (viii) Registration fee due
             [multiply Item 5(v) by Item
             5(vii)] (enter "0" if no
             fee is due):                                        $    288,728.94
                                                                 ===============

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     6.   Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
          that number here:  _______________.     N/A

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    7. Interest  due - if this Form is being  filed  more than 90 days after the end of the Issuer's fiscal year (see Instruction D):  N/A

                                                               + $
                                                                  --------------

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     8.   Total of the amount of the registration fee due plus any  interest due
          [line 5(viii) plus line 7]:

                                                                 $    288,728.94
                                                                 ===============

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


     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                Method of Delivery:

                            X     Wire Transfer
                                  Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael J. Weiner
                           -----------------------
                           MICHAEL J. WEINER, VICE PRESIDENT


Date  NOVEMBER 24, 1997
      -----------------

  *Please print the name and title of the signing officer below the signature.